Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2024	Mar. 31, 2024
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 46,758	¥ 42,537
Securities lending transactions	[1],[2]	2,313	2,465
Total	[2]	49,071	45,002
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	18,906	18,513
Securities lending transactions	[3]	1,280	1,337
Total	[2],[3]	20,186	19,850
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		22,141	17,317
Securities lending transactions		225	299
Total	[2]	22,366	17,616
30 – 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		3,298	3,747
Securities lending transactions		1	43
Total	[2]	3,299	3,790
90 days – 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,323	2,024
Securities lending transactions		338	786
Total	[2]	1,661	2,810
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,090	936
Securities lending transactions		469
Total	[2]	¥ 1,559	¥ 936

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2024, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,161 billion and ¥2,574 billion, respectively. As of March 31, 2024, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,512 billion and ¥69 billion, respectively. As of September 30, 2024, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥143 billion and ¥2,369 billion, respectively. As of September 30, 2024, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,599 billion and ¥89 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within Other assets-Other and Other liabilities in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.